Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of Components of Income Tax

Amounts in US$ ‘000	2022	2021	2020
Current income tax charge	(125,786)	(49,291)	(41,927)
Deferred income tax charge (Note 18)	(44,688)	(17,980)	(5,936)
	(170,474)	(67,271)	(47,863)

Summary of Income Tax Reconciliation

Amounts in US$ ‘000	2022	2021	2020
Profit (Loss) before tax	394,909	128,398	(185,087)
Tax losses from non-taxable jurisdictions	53,005	91,351	53,652
Taxable profit	447,914	219,749	(131,435)

Income tax calculated at domestic tax rates applicable to Profit in the respective countries	(157,315)	(71,086)	12,450
Tax losses where no deferred income tax benefit is recognized	(2,832)	(7,510)	(23,117)
Effect of currency translation on tax base	(10,797)	(10,354)	(923)
Effect of inflation adjustment for tax purposes	—	2,482	(867)
Changes in the income tax rate (Note 16)	(3,820)	(1,703)	(925)
Write-down of deferred income tax benefits previously recognized (a)	(2,938)	(7,261)	(32,565)
Previously unrecognized tax losses	9,067	9,593	—
Income tax on dividends (b)	(3,038)	—	—
Fiscal recognition of property, plant and equipment	—	8,919	—
Non-taxable results (c)	1,199	9,649	(1,916)
Income tax	(170,474)	(67,271)	(47,863)
(a)	Includes write-down of the deferred income tax asset in Peru due to the decision to retire from the Morona Block (see Note 36.4.1) in 2020, and write-down of a portion of tax losses and other deferred income tax assets in Chile, Brazil and Argentina where there is insufficient evidence of future taxable profits to offset them, in accordance with the expected future cash-flows as of December 31, 2022, 2021 and 2020.
(b)	Includes income tax payable in Spain due to dividends received from subsidiaries. See Note 16.
(c)	Includes non-deductible expenses and non-taxable gains in each jurisdiction.

Summary of Tax Losses Accumulated

Amounts in US$ ‘000	2022	2021	2020
Colombia (a)	4,837	15,557	16,493
Chile (a)	323,929	285,456	403,258
Brazil (a)	26,736	26,781	32,452
Argentina (b)	24,065	35,773	20,734
Spain (a)	7,205	9,443	9,694
Total tax losses as of December 31	386,772	373,010	482,631
(a)	Taxable losses have no expiration date.
(b)	Tax losses accumulated as of December 31, 2022 are: US$ 994,000, US$ 4,757,000, US$ 3,285,000, US$ 10,496,000 and US$ 4,533,000 expiring in 2023, 2024, 2025, 2026 and 2027, respectively.